Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity File Number	001-38405
Entity Central Index Key	0001769484
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Ocampo 210 bis, Predio CCT
Entity Address, City or Town	Rosario
Entity Address, Country	AR
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	BIOX
Entity Common Stock, Shares Outstanding	62,848,483
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Location	Rosario, Argentina
Auditor Firm ID	1349
Business Contact
Document and Entity Information
Contact Personnel Name	Maria Paula Savanti
Entity Address, Address Line One	Ocampo 210 bis, Predio CCT
Entity Address, City or Town	Rosario
Entity Address, Country	AR
City Area Code	54
Local Phone Number	341-4861122
Contact Personnel Email Address	investorrelations@biocerescrops.com
Copies to
Document and Entity Information
Entity Incorporation, State or Country Code	NY
Contact Personnel Name	Matthew S. Poulter, Esq. and Emilio Minvielle, Esq.
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10104
City Area Code	212
Local Phone Number	903-9000
Ordinary Shares, par value US$0.0001 per share
Document and Entity Information
Security Exchange Name	NASDAQ